Federated intermediate Corporate Bond Fund
A Portfolio of Federated Income Securities Trust
Institutional Shares (TICKER FIIFX)
Service Shares (TICKER INISX)

SUPPLEMENT TO SUMMARY PROSPECTUS DATED JUNE 30, 2012
Under the heading entitled “ Fund Management,” please delete the information regarding Joseph M. Balestrino and replace it with the following:
“Bryan J. Dingle, Portfolio Manager, has been the Fund's portfolio manager since March 2013.”
March 22, 2013
Federated Intermediate Corporate Bond Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
Q451560 (3/13)
Federated intermediate Corporate Bond Fund
A Portfolio of Federated Income Securities Trust
Institutional Shares (TICKER FIIFX)
Service Shares (TICKER INISX)

SUPPLEMENT TO PROSPECTUS DATED JUNE 30, 2012
1. Under the heading entitled “Fund Management,” please delete the information regarding Joseph M. Balestrino and replace it with the following:
“Bryan J. Dingle, Portfolio Manager, has been the Fund's portfolio manager since March 2013.”
2. Under the heading entitled “Portfolio Management Information,” please delete the biography of Joseph M. Balestrino and replace it with the following:
“Bryan J. Dingle
Bryan J. Dingle, CFA, has been the Fund's Portfolio Manager since March 2013. Mr. Dingle joined Federated in 2006 as a Senior Investment Analyst and an Assistant Vice President of a Federated advisory subsidiary. He became a Vice President of the Fund's Adviser in 2008. From 1997 to 2006, he served as a Vice President and Senior Credit Analyst of Fixed Income Corporate Bond Research for MTB Investment Advisors, from 1995 to 1997 he was an Investment Officer and Junior Credit Analyst at MTB Investment Advisors and from 1994 to 1995 served as a Relationship Manager and Credit Analyst Trainee for M&T Bank. Mr. Dingle earned his B.S. at the University of Delaware and received his M.B.A. in Business and Management from the University of Maryland.”
March 22, 2013
Federated Intermediate Corporate Bond Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
Q451559 (3/13)
Federated Unconstrained Bond Fund
A Portfolio of Federated Income Securities Trust
CLASS A SHARES (TICKER FUNAX)
INSTITUTIONAL SHARES (TICKER FUBDX)

SUPPLEMENT TO SUMMARY PROSPECTUS DATED JANUARY 31, 2013
Under the heading entitled “ Fund Management,” please delete the information regarding Joseph M. Balestrino and replace it with the following:
“Ihab L. Salib, Senior Portfolio Manager, has been the Fund's portfolio manager since March 2013.
Christopher J. Smith, Senior Portfolio Manager, has been the Fund's portfolio manager since March 2013.”
March 22, 2013
Federated Unconstrained Bond Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
Q451569 (3/13)
Federated Unconstrained Bond Fund
A Portfolio of Federated Income Securities Trust
CLASS A SHARES (TICKER FUNAX)
INSTITUTIONAL SHARES (TICKER FUBDX)

SUPPLEMENT TO PROSPECTUS DATED JANUARY 31, 2013
1. Under the heading entitled “Fund Management,” please delete the information regarding Joseph M. Balestrino and replace it with the following:
“Ihab L. Salib, Senior Portfolio Manager, has been the Fund's portfolio manager since March 2013.
Christopher J. Smith, Senior Portfolio Manager, has been the Fund's portfolio manager since March 2013.”
2. Under the heading entitled “Portfolio Management Information,” please delete the biography of Joseph M. Balestrino and replace it with the following:
“Ihab L. Salib
Ihab L. Salib has been the Fund's Portfolio Manager since March 2013 and is responsible for the day to day management focusing on asset allocation and non-U.S. exposure. Mr. Salib joined Federated in April 1999 as a Senior Fixed Income Trader/Assistant Vice President of the Fund's Sub-Adviser. In 2002 Mr. Salib became a Senior Portfolio Manager and in 2007 was named Senior Vice President. From January 1994 through March 1999, Mr. Salib was employed as a Senior Global Fixed Income Analyst with UBS Brinson, Inc. Mr. Salib received his B.A. with a major in Economics from Stony Brook University.”
Christopher J. Smith
Christopher J. Smith has been the Fund's Portfolio Manager since March 2013 and is responsible for the domestic fixed income sector. Mr. Smith joined Federated in 1995 as a Portfolio Manager and a Vice President of a Federated advisory subsidiary. He has been a Senior Portfolio Manager since 2006 and Senior Vice President of the Fund's Sub-Adviser since 2011. He was an Assistant Vice President of Provident Life & Accident Insurance Company from 1987 through 1994. Mr. Smith has received the Chartered Financial Analyst designation. He received his M.A. in Economics and Finance from the University of Kentucky.”
March 22, 2013
Federated Unconstrained Bond Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
Q451568 (3/13)
Federated intermediate Corporate Bond Fund
A Portfolio of Federated Income Securities Trust
Institutional Shares (TICKER FIIFX)
Service Shares (TICKER INISX)

SUPPLEMENT TO STATEMENT OF ADDITIONAL INFORMATION DATED JUNE 30, 2012
Under the heading entitled “ Portfolio Manager Information,” please delete the information related to Joseph M. Balestrino and replace it with the following:
“Portfolio Manager Information
The following information about the Fund's Portfolio Manager is provided as of February 28, 2013.
Bryan Dingle, Portfolio Manager
Types of Accounts Managed by Bryan Dingle	Total Number of Additional Accounts Managed/Total Assets*
Registered Investment Companies	0/$0
Other Pooled Investment Vehicles	0/$0
Other Accounts	1/$27.6 million
  *
None of the Accounts has an advisory fee that is based on the performance of the account.
Dollar value range of shares owned in the Fund: None.
Bryan Dingle is paid a fixed base salary and a variable annual incentive. Base salary is determined within a market competitive position-specific salary range, based on the portfolio manager's experience and performance. The annual incentive amount is determined based primarily on Investment Product Performance (IPP) and, to a lesser extent, Financial Success, and may be paid entirely in cash, or in a combination of cash and restricted stock of Federated Investors, Inc. (“Federated”). The total combined annual incentive opportunity is intended to be competitive in the market for this portfolio manager role.
IPP is measured on a rolling one, three and five calendar year pre-tax gross total return basis vs. the Fund's benchmark (Barclays U.S. Intermediate Credit Index) and vs. the Fund's designated peer group of comparable accounts. Performance periods are adjusted if a portfolio manager has been managing an account for less than five years; accounts with less than one year of performance history under a portfolio manager may be excluded. As noted above, Mr. Dingle is also the portfolio manager for other accounts in addition to the Fund. Such other accounts may have different benchmarks and performance measures. For purposes of calculating the annual incentive amount, each fund or account managed by the portfolio manager is categorized into one of two IPP groups. Within each performance measurement period and IPP group, IPP is calculated on the basis of an assigned weighting to each account or fund managed by the portfolio manager and included in the IPP groups. The weighting assigned to the Fund is greater than or equal to the weighting assigned to other accounts or funds used to determine IPP. A portion of the IPP score is based on Federated's senior management's assessment of team contributions. A portion of the bonus tied to the IPP score may be adjusted based on management's assessment of overall contributions to fund performance and any other factors as deemed relevant.
The Financial Success category is designed to tie the portfolio manager's bonus, in part, to Federated's overall financial results. Funding for the Financial Success category may be determined on a product or asset class basis, as well as on corporate financial results. Senior Management determines individual Financial Success bonuses on a discretionary basis, considering overall contributions and any other factors deemed relevant.
In addition, Bryan Dingle was awarded a grant of restricted Federated stock. Awards of restricted stock are discretionary and are made in variable amounts based on the subjective judgment of Federated's senior management.”
March 22, 2013
Federated Intermediate Corporate Bond Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
Q451561 (3/13)
Federated Unconstrained Bond Fund
A Portfolio of Federated Income Securities Trust
CLASS A SHARES (TICKER FUNAX)
INSTITUTIONAL SHARES (TICKER FUBDX)

SUPPLEMENT TO STATEMENT OF ADDITIONAL INFORMATION DATED JANUARY 31, 2013
Under the heading entitled “ Portfolio Manager Information,” please delete the information related to Joseph M. Balestrino and replace it with the following:
“Portfolio Manager Information
The following information about the Fund's Portfolio Manager is provided as of February 28, 2013.
Ihab Salib, Portfolio Manager
Types of Accounts Managed by Ihab Salib	Total Number of Additional Accounts Managed/Total Assets*	Additional Accounts/Assets Managed that are Subject to Advisory Fee Based on Account Performance
Registered Investment Companies	5/$603.1 million	0/$0
Other Pooled Investment Vehicles	5/$407.1 million	0/$0
Other Accounts	0/$0	5/$685.0 million
  *
None of the Accounts has an advisory fee that is based on the performance of the account.
Dollar value range of shares owned in the Fund: None.
Ihab Salib is paid a fixed base salary and a variable annual incentive. Base salary is determined within a market competitive position-specific salary range, based on the portfolio manager's experience and performance. The annual incentive amount is determined based primarily on Investment Product Performance (IPP) and, to a lesser extent, Financial Success, and may be paid entirely in cash, or in a combination of cash and restricted stock of Federated Investors, Inc. (“Federated”). The total combined annual incentive opportunity is intended to be competitive in the market for this portfolio manager role.
IPP is measured on a rolling one, three and five calendar year pre-tax gross total return basis vs. the Fund's benchmark (i.e., 3-Month Average London Interbank Offered Rate) and vs. the Fund's designated peer group of comparable accounts. Performance periods are adjusted if a portfolio manager has been managing an account for less than five years; accounts with less than one year of performance history under a portfolio manager may be excluded. As noted above, Mr. Salib is also the portfolio manager for other accounts in addition to the Fund. Such other accounts may have different benchmarks. The performance of certain of these accounts is excluded when calculating IPP. For purposes of calculating the annual incentive amount, each fund or account is categorized into two IPP groups. Within each performance measurement period and IPP group, IPP is calculated with an equal weighting of each included account managed by the portfolio manager. Although the performance of each fund/account is considered in calculating the annual incentive amount, the weighting of the IPP group weightings differ. The performance of the IPP group which includes the Fund represents a significant portion of the calculation. The IPP group to which the Fund is assigned and the other funds/accounts in the same group receive higher weighting than funds/accounts in the other group. In his role as Head of the International Bond Group, Mr. Salib has oversight responsibility for other portfolios that he does not personally manage. A portion of the IPP score is determined by the investment performance of these other portfolios vs. product specific benchmarks and peer groups. In addition, Mr. Salib serves on one or more Investment Teams that establish guidelines on various performance drivers (e.g., currency, duration, sector, volatility and/or yield curve) for taxable, fixed-income products. A portion of the IPP score is based on Federated's senior management's assessment of team contributions.
The Financial Success category is designed to tie the portfolio manager's bonus, in part, to Federated's overall financial results. Funding for the Financial Success category may be determined on a product or asset class basis, as well as on corporate financial results. Senior Management determines individual Financial Success bonuses on a discretionary basis, considering overall contributions and any other factors deemed relevant.
Christopher Smith, Portfolio Manager
Types of Accounts Managed by Christopher Smith	Total Number of Additional Accounts Managed/Total Assets*
Registered Investment Companies	7/$1.5 billion
Other Pooled Investment Vehicles	0/$0
Other Accounts	12/$1.2 billion
  *
None of the Accounts has an advisory fee that is based on the performance of the account.
Dollar value range of shares owned in the Fund: None.

Christopher Smith is paid a fixed base salary and a variable annual incentive. Base salary is determined within a market competitive position-specific salary range, based on the portfolio manager's experience and performance. The annual incentive amount is determined based primarily on Investment Product Performance (IPP) and, to a lesser extent, Financial Success, and may be paid entirely in cash, or in a combination of cash and restricted stock of Federated Investors, Inc. (“Federated”). The total combined annual incentive opportunity is intended to be competitive in the market for this portfolio manager role.
IPP is measured on a rolling one, three and five calendar year pre-tax gross total return basis vs. the Fund's benchmark (i.e., 3-Month Average London Interbank Offered Rate) and vs. the Fund's designated peer group of comparable accounts. Performance periods are adjusted if a portfolio manager has been managing an account for less than five years; accounts with less than one year of performance history under a portfolio manager may be excluded. As noted above, Chris Smith is also the portfolio manager for other accounts in addition to the Fund. Such other accounts may have different benchmarks. Within each performance measurement period, IPP is calculated with an equal weighting of each included account managed by the portfolio manager. A portion of the bonus tied to the IPP score may be adjusted based on management's assessment of overall contributions to Fund performance and any other factors as deemed relevant.
The Financial Success category is designed to tie the portfolio manager's bonus, in part, to Federated's overall financial results. Funding for the Financial Success category may be determined on a product or asset class basis, as well as on corporate financial results. Senior Management determines individual Financial Success bonuses on a discretionary basis, considering overall contributions and any other factors deemed relevant.”
March 22, 2013
Federated Unconstrained Bond Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
Q451570 (3/13)